Significant Components of Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Apr. 02, 2011
Deferred Tax Assets And Liabilities [Line Items]
Inventories	$ 5,185	$ 4,683
Payroll related accruals	1,123	239
Deferred rent	11,677	8,304
Net operating loss carryforwards	8,142	4,460
Stock compensation	7,777
Deferred revenue	3,993	2,096
Other	1,464	794
Deferred Tax Assets, Gross, Total	39,361	20,576
Valuation allowance	(8,233)	(4,387)
Total deferred tax assets	31,128	16,189
Goodwill and intangibles	(1,222)	(1,380)
Depreciation	(20,801)	(10,602)
Other	(308)	(429)
Total deferred tax liabilities	(22,331)	(12,411)
Net deferred tax assets	$ 8,797	$ 3,778